Net Loss Per Common Share - Additional Information (Detail)	9 Months Ended
Sep. 30, 2022 shares
Public Warrants Outstanding [Member]
Antidilutive securities excluded from computation of earnings per share amount	3,916,725
Warrant [Member]
Antidilutive securities excluded from computation of earnings per share amount	1,028,046,326
Class V Common Stock [Member]
Antidilutive securities excluded from computation of earnings per share amount	3,148,720,212